May 5, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: AMCAP Fund, Inc.
     File Nos. 811-1435 and 2-26516

Ladies and Gentlemen:

 Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. There have been no changes from the Registrant's Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 filed electronically on April 28, 1998. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

                                            Sincerely,
                                            Vincent P. Corti

Enclosures

cc: Mr. Frank Dalton
    Mr. Bric Barrientos
    (Division of Investment Management)